RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 26 – RELATED PARTY TRANSACTIONS

During the fiscal year, we entered into related party transactions with some of our shareholders or other related parties. These operations arise from the provision of logistics services as well as from financial transactions entered into under market conditions, in accordance with our interests, customary market practices at the time of their execution and do not have relevant amounts individually or in aggregate.

From time to time, we enter into transactions with related parties, including entities involving certain members of our board of directors or senior management. The definition of a related party is based on applicable accounting standards and our internal policy, which may be more restrictive in relation to applicable laws and regulations under certain circumstances.

In addition, we have not entered into any related party transaction that is or was unusual in nature or conditions during the current or last prior financial year, nor has such transaction been proposed that is or would be material to our business. Our policy on related party transactions prohibits us from extending loans or guarantees to members of our board of directors, our management, or key management or any members of their close family members.

Name	Principal Position	Year	Salary ($)
Bruno Bonifacio	Chief Executive Officer and Director	2024	96,000
		2023	96,000
Bonifacio, Paulo R,	President	2024	168,000
		2023	168,000
Burti, Leonardo P,	Chief Financial Officer and Director	2024	108,000
Farina, Fabio L,		2023	72,000

Intercompany

	12/31/2025		12/31/2024
	Recevible	Payable	Recevible	Payable
Boni Logistica	-	-	18,397	-
BR Brands	643,268	-	442,737	18,397
BRB Foods	-	643,268	-	442,737
Total	643,268	643,268	461,134	461,134

Related Parties

C-Level	12/31/2025	(+)Add	(+) Interest	Payments	12/31/2024
D,S,B	117,279	-	1,871	-	115,408
E,S,B	54,307	-	-	-	54,307
P,B	93,015	-	-	-	93,015
Shareholders	430,390	-	-	-	430,390
Total Liabilities	694,991		1,871	-	693,120
P,B	134,159		88	-	134,071
Total Assets	134,159		88	-	134,071